Inventories - Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase in allowance	R$ (848,199)	R$ 0	R$ 0
Inventory | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance as of June	(54,771)	(17,737)
Increase in allowance	(26,496)	(32,355)
Allowance for inventory losses from acquisitions	0	(4,321)
Exchange rate translation adjustment	0	(358)
Ending balance	R$ (81,267)	R$ (54,771)	R$ (17,737)